Schedule II - Valuation and Qualifying Accounts	12 Months Ended
Mar. 31, 2019
Notes to Financial Statements
SEC Schedule, 12-09, Schedule of Valuation and Qualifying Accounts Disclosure [Text Block]
SCHEDULE II — VALUATION AND QUALIFYING ACCOUNTS
FRIEDMAN INDUSTRIES, INCORPORATED

Column A	Column B	Column C		Column D	Column E
		Additions
Description	Balance at Beginning of Period	Charged to Costs and Expenses	Charged to Other Accounts — Describe(A)	Deductions — Describe(B)	Balance at End of Period
Year ended March 31, 2019 Allowance for doubtful accounts receivable and cash discounts (deducted from related asset account)	$21,052	$—	$765,732	$757,606	$29,178
Year ended March 31, 2018 Allowance for doubtful accounts receivable and cash discounts (deducted from related asset account)	$27,276	$—	$425,140	$431,364	$21,052
(A)
Allowance for doubtful accounts charged to bad debt expense of
$15,673
and
$0
during fiscal years
2019
and
2018,
respectively. Cash discounts allowed on sales and charged against revenue of
$750,059
and
$425,140
during fiscal years
2019
and
2018,
respectively.

(B)	Accounts receivable written off of $7,547 and $1,224 and cash discounts taken on sales of $750,059 and $430,140 during fiscal years 2019 and 2018, respectively.